Consolidated Statements of Shareholders' Equity (USD $)	Total	Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated other comprehensive income	Total Ku6 Media Co., Ltd. shareholders' equity	Non-controlling interests
Balance at Dec. 31, 2008	$ 81,692,494	$ 109,617	$ 75,012,693	$ 1,791,324	$ (9,991,663)	$ 9,987,314	$ 76,909,285	$ 4,783,209
Balance (in shares) at Dec. 31, 2008		2,193,343,740
Increase (Decrease) in Shareholders' Equity
Stock-based compensation expense	169,310	324	168,986				169,310
Stock-based compensation expense (in shares)		6,500,300
Exercise of stock options	8,750	18	8,732				8,750
Exercise of stock options (in shares)		350,000
Online audio business ("Yisheng") contributed by Shanda Interactive Entertainment Limited ("Shanda")	1,372,014		1,415,547				1,415,547	(43,533)
Capital contribution to Yisheng by non-controlling shareholders	362,773							362,773
Currency translation adjustments of subsidiaries	(36,057)					31,627	31,627	4,430
Net Loss	(26,635,788)				(23,394,861)		(23,394,861)	(3,240,927)
Balance at Dec. 31, 2009	56,933,496	109,959	76,605,958	1,791,324	(33,386,524)	9,955,687	55,076,404	1,857,092
Balance (in shares) at Dec. 31, 2009		2,200,194,040
Increase (Decrease) in Shareholders' Equity
Stock-based compensation expense	607,164	150	607,014				607,164
Stock-based compensation expense (in shares)		3,000,100
Exercise of stock options	20,350	22	20,328				20,350
Exercise of stock options (in shares)		450,000
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited	28,875,001	36,185	28,838,816				28,875,001
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited (in shares)		723,684,204
Disposal of Huayi Brothers Music Co., Ltd.	(431,051)			(74,246)	74,246	(221,315)	(221,315)	(209,736)
Contribution by Shanda related to Yisheng	663,570		663,570				663,570
Issuance of ordinary shares for Yisheng to Shanda	12,461,538	20,769	12,440,769				12,461,538
Issuance of ordinary shares for Yisheng to Shanda (in shares)		415,384,615
Deemed distribution to Shanda related to Yisheng	(12,461,538)		(12,461,538)				(12,461,538)
Purchase of additional equity interests of Yisheng from non-controlling shareholders		6,923	(520,181)				(513,258)	513,258
Purchase of additional equity interests of Yisheng from non-controlling shareholders (in shares)		138,461,539
Disposal of WVAS and recorded music businesses to Shanda	12,096,918		23,905,417	(1,717,078)	1,717,078	(10,344,330)	13,561,087	(1,464,169)
Currency translation adjustments of subsidiaries	(809,654)					812,456	812,456	(2,802)
Net Loss	(52,317,261)				(51,510,264)		(51,510,264)	(806,997)
Balance at Dec. 31, 2010	45,638,533	174,008	130,100,153		(83,105,464)	(1,422,414)	45,746,283	(107,750)
Balance (in shares) at Dec. 31, 2010	3,481,174,498	3,481,174,498
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares to Shanda	50,000,000	76,924	49,923,076				50,000,000
Issuance of ordinary shares to Shanda (in shares)		1,538,461,538
Stock-based compensation expense	1,754,170		1,754,170				1,754,170
Exercise of stock options	3,750	7	3,743				3,750
Exercise of stock options (in shares)		150,000
Disposition of equity interests in Yisheng	1,751,001		1,373,190			220,671	1,593,861	157,140
Liabilities waived by Shanda	1,719,927		1,719,927				1,719,927
Currency translation adjustments of subsidiaries	(624,595)					621,056	621,056	3,539
Net Loss	(49,389,758)				(49,343,907)		(49,343,907)	(45,851)
Balance at Dec. 31, 2011	$ 50,853,028	$ 250,939	$ 184,874,259		$ (132,449,371)	$ (1,822,799)	$ 50,853,028
Balance (in shares) at Dec. 31, 2011	5,019,786,036	5,019,786,036